Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Income Tax
Provision for Income Taxes	$ (395)	$ 171	$ 597	$ 370
Effective Tax Rate	58.00%	(4.00%)